Employee Benefit Plans (Weighted Average Assumption Used in Determining Benefit Obligation) (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.95%	3.00%	3.50%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.85%	4.10%
Expected rate of increase in future compensation levels	2.00%	2.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.36%	4.20%
Expected rate of increase in future compensation levels	3.85%	4.10%